Notes to the Consolidated Statements of Financial Position - Summary of recognized right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	€ 60.6
Right-of-use assets, ending balance	139.6	€ 60.6
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	83.8	50.5
Additions	87.8	39.5
Derecognition	(15.6)	(6.9)
Acquisition through business combinations	25.1	0.6
Currency translation differences	(0.9)	0.1
Right-of-use assets, ending balance	180.2	83.8
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(23.2)	(15.4)
Additions	(22.4)	(10.6)
Derecognition	(5.0)	(2.6)
Currency translation differences	0.1	0.0
Right-of-use assets, ending balance	(40.6)	(23.2)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	57.3
Right-of-use assets, ending balance	138.0	57.3
Land and buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	78.4	46.2
Additions	86.0	38.0
Derecognition	(10.6)	(6.6)
Acquisition through business combinations	25.1	0.6
Currency translation differences	(0.9)	0.1
Right-of-use assets, ending balance	178.0	78.4
Land and buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(21.1)	(13.6)
Additions	(21.8)	(9.8)
Derecognition	(2.9)	(2.3)
Currency translation differences	0.1	0.0
Right-of-use assets, ending balance	(39.9)	(21.1)
Technical facilities and machine
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	2.3
Right-of-use assets, ending balance	1.3	2.3
Technical facilities and machine | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	4.2	3.8
Additions	1.7	0.5
Derecognition	(4.0)	(0.1)
Acquisition through business combinations	0.0	0.0
Currency translation differences	0.0	0.0
Right-of-use assets, ending balance	1.9	4.2
Technical facilities and machine | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(1.9)	(1.4)
Additions	(0.5)	(0.6)
Derecognition	(1.8)	(0.1)
Currency translation differences	(0.0)	0.0
Right-of-use assets, ending balance	(0.5)	(1.9)
Other facilities, operating and business equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	1.0
Right-of-use assets, ending balance	0.2	1.0
Other facilities, operating and business equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	1.2	0.5
Additions	0.2	0.9
Derecognition	(1.0)	(0.2)
Acquisition through business combinations	0.0	0.0
Currency translation differences	0.0	0.0
Right-of-use assets, ending balance	0.4	1.2
Other facilities, operating and business equipment | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(0.2)	(0.3)
Additions	(0.1)	(0.2)
Derecognition	(0.2)	(0.2)
Currency translation differences	0.0	0.0
Right-of-use assets, ending balance	€ (0.1)	€ (0.2)